Investments in associates and joint ventures - Movement of investments in associates and joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in associates and joint ventures
Opening balance	$ 9,496,600	$ 8,357,186	$ 3,174,628
Capital contributions	853	329,377	44,735
Business combination			5,014,749
Effects of equity method through:
Profit or loss	805,349	768,422	426,164
Other comprehensive income	(1,349,568)	1,600,113	133,998
Dividends declared	(526,615)	(1,556,406)	(349,108)
Impairment	(7,987)	(2,092)	(84,502)
Others			(3,478)
Closing balance	8,418,632	9,496,600	8,357,186
Dividends received	482,124	1,471,134	206,048
Joint ventures
Investments in associates and joint ventures
Opening balance	6,803,601	5,749,030	1,383,379
Capital contributions	853	329,377	44,735
Business combination			4,231,255
Effects of equity method through:
Profit or loss	607,617	642,093	232,797
Other comprehensive income	(1,181,002)	1,450,948	121,856
Dividends declared	(348,067)	(1,365,755)	(177,870)
Impairment	(7,987)	(2,092)	(83,644)
Others			(3,478)
Closing balance	5,875,015	6,803,601	5,749,030
Associates
Investments in associates and joint ventures
Opening balance	2,692,999	2,608,156	1,791,249
Capital contributions	0	0
Business combination			783,494
Effects of equity method through:
Profit or loss	197,732	126,329	193,367
Other comprehensive income	(168,566)	149,165	12,142
Dividends declared	(178,548)	(190,651)	(171,238)
Impairment	0	0	(858)
Closing balance	$ 2,543,617	$ 2,692,999	$ 2,608,156